Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Derivative Instrument Transactions
The amounts of transactions as of December 31, 2019 and 2018 are as follows:

	Underlying Asset	Type of Settlement	12.31.19 (*)	12.31.18 (*)
Currency Forward Transactions
Purchases	Foreign currency	Daily difference	18,207,108	59,781,682
Sales	Foreign currency	Daily difference	12,652,852	49,653,059
Customers´ Purchases	Foreign currency	Daily difference	9,939,003	5,651,732
Customers´ Sales	Foreign currency	Daily difference	15,469,476	15,624,173
Interest Rate Swaps
Swaps	Others	Other	360,242	708,001
Other Currency Swaps	Others	Other	—	2,401
Repurchase Transactions
Forward Purchases	Government Securities	With delivery of the underlying asset	—	3,024,074
Forward Sales	Government Securities	With delivery of the underlying asset	29,968,733	3,171,280
Call Options Bought and Written on Futures			—	—
Call Options Written on Dollar	Dollar		—	—
Call Options Purchase on Gold	Gold		—	—
Call Options Written on Gold	Gold		—	—

(*)	Notional values.